Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ (6,335,000)	$ (9,387,000)	$ (6,433,000)
Provision used, other provisions	124,000	0	90,000
Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Provision used, other provisions	126,000
Increase (decrease) in other provisions	104,000
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	2,930,000	1,853,000	$ 1,341,000
Inventory adjustments | Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	362,000	$ 340,000
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ 2,568,000